Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1- 13709

NYSE

04048018

CERTNYS

November 4, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

NOV 4 2004

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ANWORTH MORTGAGE ASSET CORPORATION, 8.625% Series A Cumulative Preferred Stock and guarantees thereof and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 4, 2004. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
NOV 05 2004
THOMSON
FINANCIAL

047884